CONSOLIDATED BALANCE SHEETS (USD $)	Apr. 30, 2012	Apr. 30, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 4,040,020	$ 4,914,425
Accounts receivables	33,099,101	24,017,391
Prepaid and other current assets	22,824,020	28,641,462
Other receivables	8,738,868	2,586,147
Inventories	4,946,231	6,633,019
Total current assets	73,648,240	66,792,444
Property, plant, equipment, and mine development, net	132,630,829	96,479,551
Construction-in-progress	31,259,260	44,943,609
Intangible assets, net	428,036	902,555
Goodwill	3,768,443	2,988,175
Other assets	885,680	544,588
Long term receivable	27,840,433	7,272,828
Related party notes receivable	6,096,617	7,428,574
Total non-current assets	202,909,298	160,559,880
TOTAL ASSETS	276,557,538	227,352,324
CURRENT LIABILITIES:
Accounts payable	803,975	3,439,460
Accrued expenses and other current liabilities	1,090,310	717,298
Other payables	20,969,802	7,546,391
Related party payables	17,251,921	17,914,815
Due to officers	414,667	420,000
Taxes payable	13,636,288	18,835,276
Customer deposits	1,542,064	4,338,424
Bank loans	2,229,761	5,385,030
Total current liabilities	57,938,788	58,596,694
LONG-TERM LIABILITIES
Related party payable- Long term	304,951	800,000
Asset retirement obligations	2,459,352	1,978,877
Total long-term liabilities	2,764,303	2,778,877
Total Liabilities	60,703,091	61,375,571
Commitments and Contingencies
L&L ENERGY STOCKHOLDERS’ EQUITY:
Preferred stock, no par value, 2,500,000 shares authorized, none issued and outstanding	0	0
Common stock ($0.001 par value, 120,000,000 shares authorized: 36,991,397 and 32,277,579 shares issued and outstanding at April 30, 2012 and 2011 respectively)	36,991	32,278
Additional paid-in capital	65,752,560	48,420,321
Accumulated other comprehensive income	10,622,683	6,502,542
Retained Earnings	96,134,782	81,888,339
Treasury stock (143,093 shares and 1,259,000 shares at April 30, 2012 and 2011 respectively)	(123,968)	(396,859)
Total L & L Energy stockholders’ equity	172,423,048	136,446,621
Non-controlling interest	43,431,399	29,530,133
Total equity	215,854,447	165,976,754
TOTAL LIABILITIES AND EQUITY	$ 276,557,538	$ 227,352,325